Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings per Share
	Six months ended June 30,
	2020	2019
Numerator:
Net income attributable to common shareholders	13,226	17,991
Undistributed income attributable to Series C participating preferred shares	(5,602)	(10,181)
Net income available to common shareholders, basic and diluted	7,624	7,810

Net income available to:
Class A, basic and diluted	7,624	7,810

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	17,632,674	9,937,836
Plus weighted average number of RSUs with service conditions	97,954	74,606
Common share and common share equivalents, dilutive	17,730,628	10,012,442

Basic earnings per share:
Class A	0.43	0.79

Diluted earnings per share:
Class A	0.43	0.78

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	5,602	10,181
Basic weighted average number of Series C Preferred shares outstanding, as converted	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	71,970	97,259
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	13,027,157	13,052,446
Basic earnings per share	0.43	0.79
Diluted earnings per share	0.43	0.78